EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7. EQUIPMENT

		Accumulated	Net book
	Cost	amortization	value
	$	$	$
2014
Furniture and fixtures	-	-	-
Computer equipment	-	-	-
Leasehold improvement	-	-	-
Vehicle	-	-	-
	-	-	-
2013
Furniture and fixtures	35,221	30,946	4,275
Computer equipment	92,016	87,653	4,363
Leasehold improvement	27,689	27,689	-
Vehicle	37,817	31,602	6,215
	192,743	177,890	14,853

As of December 31, 2014, the company had no equipment after disposal of assets of all subsidiaries.